Shareholders' equity - Narrative (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions						12 Months Ended
	Nov. 07, 2023 USD ($)	Nov. 07, 2023 CAD ($)	Nov. 03, 2023 shares	Oct. 11, 2022 shares	Jul. 29, 2022 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CAD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares	Feb. 22, 2024 $ / shares
Statement Line Items [Line Items]
Share repurchases and cancellations (in shares) | shares					77,401,766
Related to the global arrangement agreement								$ (93,340)
Payments of transaction costs					$ 7,000
Repurchases and cancellations of shares - Normal Course Issuer Bid ("NCIB")						$ (20,420)		(11,159)
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (in dollars per share) | $ / shares							$ 7.74		$ 10.88
Issued under the employee share purchase plan						$ 879		900
Employee stock option plan
Statement Line Items [Line Items]
Vesting period						3 years	3 years
Maximum term of options granted for share-based payment arrangement						8 years	8 years
Potential ordinary share transactions
Statement Line Items [Line Items]
Dividends proposed or declared per share before financial statements authorised for issue but not recognised as distribution to owners (in dollars per share) | $ / shares										$ 0.07
Issued capital
Statement Line Items [Line Items]
Related to the global arrangement agreement					$ 93,300			$ (93,340)
Repurchases and cancellations of shares - Normal Course Issuer Bid ("NCIB") (in shares) | shares						3,475,800	3,475,800	2,183,900
Repurchases and cancellations of shares - Normal Course Issuer Bid ("NCIB")	$ (10,200)	$ (13.5)				$ (20,420)		$ (11,159)
Repurchase and cancellation of common shares, NCIB, value per share (in USD or CAD per share) | $ / shares						$ 5.87		$ 5.11
Issued under the employee share purchase plan (in shares) | shares						154,901	154,901	132,966
Issued under the employee share purchase plan						$ 879		$ 900
Issued capital | Automatic Share Purchase Plan
Statement Line Items [Line Items]
Repurchases and cancellations of shares - Normal Course Issuer Bid ("NCIB")						$ (8,100)	$ (10.7)
Issued capital | Maximum
Statement Line Items [Line Items]
Repurchases and cancellations of shares - Normal Course Issuer Bid ("NCIB") (in shares) | shares			18,293,896	15,610,813